InvestorAC And Institutional [Member] N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.
Entity Central Index Key	0000835620
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026